SAFEGUARD CORE ONE FUND (the “Fund”)

Supplement dated October 17, 2023 to the Prospectus dated December 30, 2022

On October 4, 2023, the Board of Trustees (“Board”) of Forum Funds II (the “Trust”) approved a Plan of Liquidation and Dissolution (the “Plan”) pursuant to which the assets of the Fund will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the Fund will be distributed to shareholders. The Fund’s investment adviser, SafeGuard Asset Management (the “Adviser”), has recommended that the Board approve the Plan based on market conditions and economic factors adversely affecting the Fund’s ability to commence operations and the Board concluded that it is in the best interest of the Fund and its prospective shareholders to liquidate the Fund pursuant to the Plan.

In anticipation of the liquidation, the Fund will stop accepting purchases into the Fund as of the date of this supplement. Thereafter, the Fund will begin its process of winding up as soon as reasonably practicable. As a result, the Fund will not be pursuing its investment objective as of the date of this supplement. Reinvestment of dividends on existing shares in accounts which have selected that option will continue until the liquidation date (defined below).

The Fund anticipates that it will complete the liquidation on or around the close of business on or about November 30, 2023 (the “Liquidation Date”). On the Liquidation Date, the Fund will make liquidating distributions to each remaining shareholder, equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and thereafter the Fund will be terminated and dissolved.

For tax purposes, with respect to shares held in a taxable account, the automatic redemption of shares of a Fund on the Liquidation Date will generally be treated as any other redemption of shares (i.e., as a sale that may result in gain or loss for federal income tax purposes). Instead of waiting until the Liquidation Date, a shareholder may voluntarily redeem his or her shares before the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses before the Liquidation Date. Shares in tax deferred accounts may be subject to certain rules that require that any proceeds from the Fund’s liquidation be reinvested within a certain time period (e.g., within 60 days) to preserve their tax-deferred status and avoid adverse tax consequences, including penalties. If you own Fund shares in a tax deferred account, such as an individual retirement account, 401(k) or 403(b) account, you should consult your tax adviser to discuss your Fund’s liquidation and determine its tax consequences.

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 347-2140.

PLEASE RETAIN FOR FUTURE REFERENCE.

SAFEGUARD CORE ONE FUND (the “Fund”)

Supplement dated October 17, 2023 to the Statement of Additional Information (“SAI”) dated December 30, 2022, as supplemented

On October 4, 2023, the Board of Trustees (“Board”) of Forum Funds II (the “Trust”) approved a Plan of Liquidation and Dissolution (the “Plan”) pursuant to which the assets of the Fund will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the Fund will be distributed to shareholders. The Fund’s investment adviser, SafeGuard Asset Management (the “Adviser”), has recommended that the Board approve the Plan based on market conditions and economic factors adversely affecting the Fund’s ability to commence operations and the Board concluded that it is in the best interest of the Fund and its prospective shareholders to liquidate the Fund pursuant to the Plan.

In anticipation of the liquidation, the Fund will stop accepting purchases into the Fund as of the date of this supplement. Thereafter, the Fund will begin its process of winding up as soon as reasonably practicable. As a result, the Fund will not be pursuing its investment objective as of the date of this supplement. Reinvestment of dividends on existing shares in accounts which have selected that option will continue until the liquidation date (defined below).

The Fund anticipates that it will complete the liquidation on or around the close of business on or about November 30, 2023 (the “Liquidation Date”). On the Liquidation Date, the Fund will make liquidating distributions to each remaining shareholder, equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and thereafter the Fund will be terminated and dissolved.

For tax purposes, with respect to shares held in a taxable account, the automatic redemption of shares of a Fund on the Liquidation Date will generally be treated as any other redemption of shares (i.e., as a sale that may result in gain or loss for federal income tax purposes). Instead of waiting until the Liquidation Date, a shareholder may voluntarily redeem his or her shares before the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses before the Liquidation Date. Shares in tax deferred accounts may be subject to certain rules that require that any proceeds from the Fund’s liquidation be reinvested within a certain time period (e.g., within 60 days) to preserve their tax-deferred status and avoid adverse tax consequences, including penalties. If you own Fund shares in a tax deferred account, such as an individual retirement account, 401(k) or 403(b) account, you should consult your tax adviser to discuss your Fund’s liquidation and determine its tax consequences.

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 347-2140.

PLEASE RETAIN FOR FUTURE REFERENCE.